Summary of Significant Accounting Policies (Details)		3 Months Ended	9 Months Ended		12 Months Ended
	May 17, 2017	Sep. 30, 2017 USD ($)	Sep. 30, 2017 USD ($) segment	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Feb. 02, 2017 USD ($)
Common stock issued						$ 10
Allowance for doubtful accounts		$ 0	$ 0		$ 131,000
Inventory impairment		0	$ 0	$ 0
Property, plant and equipment useful life			15 years
Cost of vehicles pledged		0	$ 0		859,000
Intangible assets, net		67,000	$ 67,000		36,000
Definite-lived intangible assets useful life			15 years
Goodwill impairment			$ 0	0
Impairment of long-lived assets			0	0
Impairment of definite-lived intangible assets			0	0
Research and development expense			197,000	468,000
Provision for income taxes			1,137,000	26,000
Environmental matters deemed probable			$ 0		$ 0
Number of operating segment | segment			1
Net excess tax benefits, operating		$ 0	$ 0
Texas
Franchise tax rate (as a percent)		1.00%	1.00%
Maximum taxable margin (as a percent)		70.00%	70.00%
Provision for income taxes			$ 75,000	$ 26,000
Maximum
Accounts receivable due period			60 days
Proppant management systems and related equipment | Maximum
Property, plant and equipment useful life			15 years
Machinery and equipment | Minimum
Property, plant and equipment useful life			2 years
Machinery and equipment | Maximum
Property, plant and equipment useful life			10 years
Furniture and fixtures
Property, plant and equipment useful life			5 years
Computer equipment
Property, plant and equipment useful life			3 years
Vehicles
Property, plant and equipment useful life			5 years
Tax Receivable Agreement
Payments of net cash saving (as a percent)	85.00%		85.00%
Benefit of remaining cash savings (as a percent)	15.00%